Share-Based Compensation (Details) - Schedule of Share-Based Compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation [Line Items]
Total	$ (57)	$ 975	$ 491
Research and development, net [Member]
Schedule of Share-Based Compensation [Line Items]
Total	(144)	493	329
General and administrative, net [Member]
Schedule of Share-Based Compensation [Line Items]
Total	$ 87	$ 482	$ 162